Cover	Apr. 27, 2023
Cover [Abstract]
Entity Registrant Name	Pharmagreen Biotech, Inc.
Entity Central Index Key	0001435181
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 27, 2023
Entity File Number	000-56090
Entity Tax Identification Number	92-1737808
Entity Address Address Line 1	2987 Blackbear Court
Entity Address City Or Town	Coquitlam
Entity Address Postal Zip Code	V3E 3A2
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	803-9404